Fees Summary	Aug. 21, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,295,000
Previously Paid Amount	0.00
Total Fee Amount	191.14
Total Offset Amount	0.00
Net Fee	191.14
Narrative - Max Aggregate Offering Price	$ 1,295,000
Final Prospectus	true